Segment Information (Schedule Of Goodwill And Other Intangible Assets By Region) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total goodwill and other intangible assets	$ 99.0	$ 309.9
United States [Member]
Segment Reporting Information [Line Items]
Total goodwill and other intangible assets	79.4	192.1
Ireland [Member]
Segment Reporting Information [Line Items]
Total goodwill and other intangible assets	10.9	109.1
Rest Of world [Member]
Segment Reporting Information [Line Items]
Total goodwill and other intangible assets	$ 8.7	$ 8.7